Shareholder Fees - (American Beacon Funds)	Mar. 31, 2026
American Beacon DoubleLine Floating Rate Fund | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[1]
American Beacon DoubleLine Floating Rate Fund | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
American Beacon DoubleLine Floating Rate Fund | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon DoubleLine Floating Rate Fund | R5 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon DoubleLine Floating Rate Fund | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon DoubleLine Select Income Fund | Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon DoubleLine Select Income Fund | R6 Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
American Beacon DoubleLine Select Income Fund | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]
1	Currently, the Fund does not assess a front-end sales load on purchases of A Class shares of $250,000 or more. However, the Fund assesses a contingent deferred sales charge (‘’CDSC’’) of 0.50% on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.